Pension Plans and Other Postretirement Benefits Net Periodic Non Pension Plan Expense - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 1			$ 3
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	0	2	$ 2	$ 2	2
Defined Benefit Plan, Interest Cost	1	3	4	4	4
Defined Benefit Plan, Actuarial Gain (Loss)			(4)	8
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 0	0		$ 1
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			0	0
Defined Benefit Plan, Interest Cost			0	0
Defined Benefit Plan, Actuarial Gain (Loss)			$ 0	$ 0